Intangible Assets - Schedule of Estimated Future Amortization of Finite-Lived Intangible Assets (Details)	Mar. 31, 2025 USD ($)
Schedule of Estimated Future Amortization of Finite-Lived Intangible Assets [Abstract]
Year ended March 31, 2026	$ 75,433
Year ended March 31, 2027	75,433
Year ended March 31, 2028	75,433
Year ended March 31, 2029	75,433
Thereafter	33,896
Total	$ 335,628